Derivative Liability and Expense (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 15, 2020
Recognition of derivative liability										$ 526,800
Discount on debt										206,000
Convertible note embeded derivative liability										$ 0
Derivative expense				320,800
Corresponding offset to derivative liability		526,800		526,800
Derivative liability	$ 1,908,100	0		0		$ 0		$ 937,500	$ 548,200
Derivative Expense		970,600		1,702,100
Gain (Loss) on Debt Extinguishment		$ (366,903)		$ (366,903)	$ 81,738	$ 81,738
RedDiamond Partners, LLC [Member]
Shares of common stock issued	263,568
Conversion price per share	$ 1.40	$ 1.12		$ 1.12
Gain (Loss) on Debt Extinguishment	$ 366,903